Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Income Statement [Abstract]
Revenue, net	$ 955,526	$ 0	$ 1,332,224	$ 0
Cost of Sales	653,217	0	942,195	0
Gross Profit	302,309	0	390,029	0
Expenses
Advisory board and director fees	27,688	22,750	53,738	22,750
Amortization and depreciation	9,944	0	14,195	0
Commissions	859	0	1,359	0
Consulting fees	18,000	18,000	36,000	18,000
Office, insurance, rent and telephone	36,254	11,901	93,704	13,088
Professional fees	18,374	24,675	65,941	105,073
Promotions, advertising and slotting fees	123,229	875	142,699	875
Regulatory fees	2,945	15,004	6,490	25,079
Salaries and benefits	214,381	41,593	356,062	56,843
Share-based compensation	657,079	0	657,079	0
Shareholder, broker and investor relations	131,463	42,311	264,078	51,061
Tradeshows	2,665	0	17,686	0
Travel	55,092	4,065	89,067	4,065
Total Operating Expenses	1,297,973	181,174	1,798,098	296,834
Net Loss Before Other Income	(995,664)	(181,174)	(1,408,069)	(296,834)
Other Income
Forgiveness of debt	0	0	10,971	36,018
Interest income	2,059	1,642	4,116	1,747
Total Other Income	2,059	1,642	15,087	37,765
Net Loss	$ (993,605)	$ (179,532)	$ (1,392,982)	$ (259,069)
Net Loss Per Share - Basic and Diluted	$ (0.03)	$ (0.01)	$ (0.04)	$ (0.01)
Weighted Average Shares Outstanding - Basic and Diluted	34,622,000	29,825,000	33,445,000	23,390,000